Expense Example {- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund K PRO-06 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Class K	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701